Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Balance, amount at Dec. 31, 2009	$ (63,872)	$ 1	$ 2,313	$ (232)	$ (65,954)
Balance, shares at Dec. 31, 2009		965,185
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options, amount	89		89
Exercise of stock options, shares		104,120
Accretion of issuance costs on redeemable convertible preferred stock	(52)		(52)
Stock-based compensation expense	334		334
Net loss	(4,724)				(4,724)
Foreign currency translation adjustments	(82)			(82)
Balance, amount at Dec. 31, 2010	(68,307)	1	2,684	(314)	(70,678)
Balance, shares at Dec. 31, 2010		1,069,305
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options, amount	98		98
Exercise of stock options, shares		71,264
Accretion of issuance costs on redeemable convertible preferred stock	(50)		(50)
Stock-based compensation expense	200		200
Net loss	(3,864)				(3,864)
Foreign currency translation adjustments	70			70
Balance, amount at Dec. 31, 2011	(71,853)	1	2,932	(244)	(74,542)
Balance, shares at Dec. 31, 2011		1,140,569
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Repurchase and retirement of common stock	(193)		(193)
Repurchase and retirement of common stock, shares		(25,000)
Exercise of stock options, amount	222		222
Exercise of stock options, shares	124,624	124,624
Accretion of issuance costs on redeemable convertible preferred stock	(15)		(15)
Stock-based compensation expense	638		638
Net loss	(4,933)				(4,933)
Foreign currency translation adjustments	(45)			(45)
Balance, amount at Dec. 31, 2012	(76,179)	1	3,584	(289)	(79,475)
Balance, shares at Dec. 31, 2012		1,240,193
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of redeemable convertible preferred stock to common stock, amount	91,150	13	91,137
Conversion of redeemable convertible preferred stock to common stock, shares		13,401,499
Conversion of redeemable convertible preferred stock warrants to common stock warrants	3,632		3,632
Issuance of common stock from initial public offering, net of issuance costs, amount	81,988	7	81,981
Issuance of common stock from initial public offering, net of issuance costs, shares		6,612,500
Cashless exercise of common stock warrants, shares		201,396
Exercise of stock options, amount	337		337
Exercise of stock options, shares	217,047	217,047
Accretion of issuance costs on redeemable convertible preferred stock	0
Stock-based compensation expense	1,433		1,433
Net loss	(12,019)				(12,019)
Foreign currency translation adjustments	(196)			(196)
Balance, amount at Sep. 30, 2013	$ 90,146	$ 21	$ 182,104	$ (485)	$ (91,494)
Balance, shares at Sep. 30, 2013		21,672,635